Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Composition:

	As of	As of
	December 31,	December 31,
	2024	2023
Cost
Systems and equipment	2,016	1,965
Computers and software	440	426
Office furniture and equipment	135	132
Leasehold improvements	212	209
	2,803	2,732

Less - accumulated depreciation
Systems and equipment	920	664
Computers and software	410	375
Office furniture and equipment	68	58
Leasehold improvements	153	122
	1,551	1,219
Property and Equipment, Net	1,252	1,513

Depreciation and amortization expenses for the years ended December 31, 2024, 2023 and 2022 were $332, $323 and $248, respectively.